UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08314

Schwab Annuity Portfolios

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Annuity Portfolios

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
99.2%	Common Stock	145,570,557	296,740,858
0.0%	Other Investment Company	57,482	57,482
0.6%	Short-Term Investment	1,678,664	1,678,664
99.8%	Total Investments	147,306,703	298,477,004
0.2%	Other Assets and Liabilities, Net		563,812
100.0%	Net Assets		299,040,816

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Automobiles & Components 0.7%
BorgWarner, Inc.	3,100	129,549
Delphi Automotive plc	3,858	310,531
Ford Motor Co.	57,602	670,487
General Motors Co.	20,395	721,167
Harley-Davidson, Inc.	2,702	163,471
The Goodyear Tire & Rubber Co.	3,662	131,832
		2,127,037

Banks 6.4%
Bank of America Corp.	146,864	3,464,522
BB&T Corp.	11,692	522,632
Citigroup, Inc.	40,976	2,451,184
Citizens Financial Group, Inc.	7,192	248,484
Comerica, Inc.	2,430	166,649
Fifth Third Bancorp	10,505	266,827
Huntington Bancshares, Inc.	15,056	201,600
JPMorgan Chase & Co.	52,058	4,572,775
KeyCorp	15,700	279,146
M&T Bank Corp.	2,371	366,865
People's United Financial, Inc.	5,100	92,820
Regions Financial Corp.	17,127	248,855
SunTrust Banks, Inc.	7,200	398,160
The PNC Financial Services Group, Inc.	7,120	856,109
U.S. Bancorp	23,154	1,192,431
Wells Fargo & Co.	65,815	3,663,263
Zions Bancorp	2,908	122,136
		19,114,458

Capital Goods 7.3%
3M Co.	8,751	1,674,329
Acuity Brands, Inc.	600	122,400
Allegion plc	1,233	93,338
AMETEK, Inc.	3,409	184,359
Arconic, Inc.	6,251	164,651
Caterpillar, Inc.	8,531	791,336
Cummins, Inc.	2,379	359,705
Deere & Co.	4,257	463,417
Dover Corp.	2,300	184,805
Eaton Corp. plc	6,734	499,326
Emerson Electric Co.	9,411	563,342
Security	Number of Shares	Value ($)
Fastenal Co.	3,952	203,528
Flowserve Corp.	1,700	82,314
Fluor Corp.	2,000	105,240
Fortive Corp.	4,453	268,160
Fortune Brands Home & Security, Inc.	2,200	133,870
General Dynamics Corp.	4,045	757,224
General Electric Co.	128,276	3,822,625
Honeywell International, Inc.	11,169	1,394,673
Illinois Tool Works, Inc.	4,673	619,032
Ingersoll-Rand plc	3,600	292,752
Jacobs Engineering Group, Inc.	1,583	87,508
Johnson Controls International plc	13,650	574,938
L3 Technologies, Inc.	1,100	181,819
Lockheed Martin Corp.	3,630	971,388
Masco Corp.	4,821	163,866
Northrop Grumman Corp.	2,554	607,443
PACCAR, Inc.	5,130	344,736
Parker-Hannifin Corp.	2,035	326,251
Pentair plc	2,399	150,609
Quanta Services, Inc. *	2,497	92,664
Raytheon Co.	4,213	642,483
Rockwell Automation, Inc.	1,785	277,942
Rockwell Collins, Inc.	1,900	184,604
Roper Technologies, Inc.	1,579	326,048
Snap-on, Inc.	788	132,912
Stanley Black & Decker, Inc.	2,223	295,370
Textron, Inc.	4,174	198,641
The Boeing Co.	8,319	1,471,298
TransDigm Group, Inc.	750	165,120
United Rentals, Inc. *	1,200	150,060
United Technologies Corp.	11,154	1,251,590
W.W. Grainger, Inc.	842	195,984
Xylem, Inc.	2,695	135,343
		21,709,043

Commercial & Professional Supplies 0.6%
Cintas Corp.	1,157	146,407
Equifax, Inc.	1,742	238,201
Nielsen Holdings plc	4,983	205,848
Republic Services, Inc.	3,336	209,534
Robert Half International, Inc.	1,750	85,452
Stericycle, Inc. *	1,300	107,757
The Dun & Bradstreet Corp.	500	53,970
Verisk Analytics, Inc. *	2,400	194,736
Waste Management, Inc.	5,655	412,363
		1,654,268

Consumer Durables & Apparel 1.2%
Coach, Inc.	3,894	160,939
D.R. Horton, Inc.	5,622	187,269
Garmin Ltd.	1,500	76,665
Hanesbrands, Inc.	5,646	117,211
Hasbro, Inc.	1,675	167,198
Leggett & Platt, Inc.	1,900	95,608
Lennar Corp., Class A	3,200	163,808

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mattel, Inc.	4,800	122,928
Michael Kors Holdings Ltd. *	2,700	102,897
Mohawk Industries, Inc. *	900	206,541
Newell Brands, Inc.	7,024	331,322
NIKE, Inc., Class B	19,314	1,076,369
PulteGroup, Inc.	4,442	104,609
PVH Corp.	1,086	112,368
Ralph Lauren Corp.	742	60,562
Under Armour, Inc., Class A *(b)	2,952	58,391
Under Armour, Inc., Class C *	2,469	45,183
VF Corp.	4,940	271,552
Whirlpool Corp.	1,133	194,117
		3,655,537

Consumer Services 1.6%
Carnival Corp.	6,322	372,429
Chipotle Mexican Grill, Inc. *	409	182,218
Darden Restaurants, Inc.	1,791	149,853
H&R Block, Inc.	3,738	86,909
Marriott International, Inc., Class A	4,545	428,048
McDonald's Corp.	12,082	1,565,948
Royal Caribbean Cruises Ltd.	2,400	235,464
Starbucks Corp.	21,088	1,231,328
Wyndham Worldwide Corp.	1,580	133,178
Wynn Resorts Ltd.	1,257	144,065
Yum! Brands, Inc.	5,000	319,500
		4,848,940

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	700	114,758
American Express Co.	11,172	883,817
Ameriprise Financial, Inc.	2,363	306,434
Berkshire Hathaway, Inc., Class B *	27,906	4,651,372
BlackRock, Inc.	1,750	671,142
Capital One Financial Corp.	7,080	613,553
CBOE Holdings, Inc.	1,300	105,391
CME Group, Inc.	4,831	573,923
Discover Financial Services	5,890	402,817
E*TRADE Financial Corp. *	4,176	145,701
Franklin Resources, Inc.	5,600	235,984
Intercontinental Exchange, Inc.	8,595	514,583
Invesco Ltd.	5,704	174,713
Leucadia National Corp.	4,639	120,614
Moody's Corp.	2,423	271,473
Morgan Stanley	20,899	895,313
Nasdaq, Inc.	1,600	111,120
Navient Corp.	5,000	73,800
Northern Trust Corp.	3,131	271,082
Raymond James Financial, Inc.	2,000	152,520
S&P Global, Inc.	3,730	487,660
State Street Corp.	5,300	421,933
Synchrony Financial	11,692	401,036
T. Rowe Price Group, Inc.	3,523	240,092
The Bank of New York Mellon Corp.	15,078	712,134
The Charles Schwab Corp. (a)	17,549	716,175
The Goldman Sachs Group, Inc.	5,470	1,256,568
		15,525,708

Energy 6.5%
Anadarko Petroleum Corp.	8,433	522,846
Apache Corp.	5,508	283,056
Baker Hughes, Inc.	6,263	374,653
Cabot Oil & Gas Corp.	6,820	163,066
Chesapeake Energy Corp. *	11,356	67,455
Chevron Corp.	27,816	2,986,604
Cimarex Energy Co.	1,351	161,431
Security	Number of Shares	Value ($)
Concho Resources, Inc. *	2,100	269,514
ConocoPhillips	18,005	897,909
Devon Energy Corp.	7,532	314,235
EOG Resources, Inc.	8,375	816,981
EQT Corp.	2,600	158,860
Exxon Mobil Corp.	60,792	4,985,552
Halliburton Co.	12,495	614,879
Helmerich & Payne, Inc.	1,500	99,855
Hess Corp.	3,933	189,610
Kinder Morgan, Inc.	28,000	608,720
Marathon Oil Corp.	12,768	201,734
Marathon Petroleum Corp.	7,664	387,339
Murphy Oil Corp.	2,632	75,249
National Oilwell Varco, Inc.	5,401	216,526
Newfield Exploration Co. *	3,141	115,934
Noble Energy, Inc.	6,312	216,754
Occidental Petroleum Corp.	11,397	722,114
ONEOK, Inc.	3,300	182,952
Phillips 66	6,608	523,486
Pioneer Natural Resources Co.	2,485	462,782
Range Resources Corp.	2,814	81,887
Schlumberger Ltd.	20,294	1,584,961
Southwestern Energy Co. *	6,973	56,969
TechnipFMC plc *	6,746	219,245
Tesoro Corp.	1,600	129,696
The Williams Cos., Inc.	11,690	345,907
Transocean Ltd. *	5,724	71,264
Valero Energy Corp.	6,665	441,823
		19,551,848

Food & Staples Retailing 1.9%
Costco Wholesale Corp.	6,475	1,085,793
CVS Health Corp.	15,119	1,186,841
Sysco Corp.	7,464	387,531
The Kroger Co.	13,910	410,206
Wal-Mart Stores, Inc.	21,982	1,584,463
Walgreens Boots Alliance, Inc.	12,321	1,023,259
Whole Foods Market, Inc.	4,500	133,740
		5,811,833

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	28,606	2,043,040
Archer-Daniels-Midland Co.	8,235	379,139
Brown-Forman Corp., Class B	2,854	131,798
Campbell Soup Co.	3,045	174,296
ConAgra Foods, Inc.	6,278	253,254
Constellation Brands, Inc., Class A	2,520	408,416
Dr Pepper Snapple Group, Inc.	2,500	244,800
General Mills, Inc.	8,658	510,909
Hormel Foods Corp.	3,808	131,871
Kellogg Co.	3,800	275,918
McCormick & Co., Inc. — Non Voting Shares	1,600	156,080
Mead Johnson Nutrition Co.	2,800	249,424
Molson Coors Brewing Co., Class B	2,624	251,143
Mondelez International, Inc., Class A	22,596	973,436
Monster Beverage Corp. *	6,000	277,020
PepsiCo, Inc.	20,692	2,314,607
Philip Morris International, Inc.	22,871	2,582,136
Reynolds American, Inc.	11,894	749,560
The Coca-Cola Co.	56,745	2,408,258
The Hershey Co.	2,044	223,307
The JM Smucker Co.	1,646	215,758
The Kraft Heinz Co.	8,636	784,235
Tyson Foods, Inc., Class A	4,108	253,505
		15,991,910

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Health Care Equipment & Services 5.3%
Abbott Laboratories	25,071	1,113,403
Aetna, Inc.	5,082	648,209
AmerisourceBergen Corp.	2,360	208,860
Anthem, Inc.	3,836	634,398
Baxter International, Inc.	7,127	369,606
Becton, Dickinson & Co.	3,087	566,279
Boston Scientific Corp. *	20,877	519,211
C.R. Bard, Inc.	1,120	278,365
Cardinal Health, Inc.	4,624	377,087
Centene Corp. *	2,400	171,024
Cerner Corp. *	4,200	247,170
Cigna Corp.	3,691	540,695
Danaher Corp.	9,007	770,369
DaVita, Inc. *	2,230	151,573
Dentsply Sirona, Inc.	3,300	206,052
Edwards Lifesciences Corp. *	3,006	282,774
Envision Healthcare Corp. *	1,700	104,244
Express Scripts Holding Co. *	9,037	595,629
HCA Holdings, Inc. *	4,200	373,758
Henry Schein, Inc. *	1,200	203,964
Hologic, Inc. *	4,200	178,710
Humana, Inc.	2,180	449,385
IDEXX Laboratories, Inc. *	1,300	200,993
Intuitive Surgical, Inc. *	551	422,325
Laboratory Corp. of America Holdings *	1,604	230,126
McKesson Corp.	3,118	462,275
Medtronic plc	19,905	1,603,547
Patterson Cos., Inc.	1,280	57,894
Quest Diagnostics, Inc.	1,960	192,452
Stryker Corp.	4,507	593,347
The Cooper Cos., Inc.	700	139,923
UnitedHealth Group, Inc.	13,881	2,276,623
Universal Health Services, Inc., Class B	1,300	161,785
Varian Medical Systems, Inc. *	1,300	118,469
Zimmer Biomet Holdings, Inc.	2,883	352,043
		15,802,567

Household & Personal Products 1.9%
Church & Dwight Co., Inc.	3,800	189,506
Colgate-Palmolive Co.	12,878	942,541
Coty, Inc., Class A	6,500	117,845
Kimberly-Clark Corp.	5,113	673,024
The Clorox Co.	1,800	242,694
The Estee Lauder Cos., Inc., Class A	3,200	271,328
The Procter & Gamble Co.	37,710	3,388,243
		5,825,181

Insurance 2.7%
Aflac, Inc.	5,963	431,840
American International Group, Inc.	13,995	873,708
Aon plc	3,810	452,209
Arthur J. Gallagher & Co.	2,500	141,350
Assurant, Inc.	800	76,536
Chubb Ltd.	6,690	911,513
Cincinnati Financial Corp.	2,199	158,922
Lincoln National Corp.	3,262	213,498
Loews Corp.	3,891	181,982
Marsh & McLennan Cos., Inc.	7,298	539,249
MetLife, Inc.	15,762	832,549
Principal Financial Group, Inc.	3,663	231,172
Prudential Financial, Inc.	6,214	662,910
The Allstate Corp.	5,421	441,757
The Hartford Financial Services Group, Inc.	5,615	269,913
The Progressive Corp.	8,773	343,726
The Travelers Cos., Inc.	4,239	510,969
Security	Number of Shares	Value ($)
Torchmark Corp.	1,600	123,264
Unum Group	3,453	161,911
Willis Towers Watson plc	1,941	254,057
XL Group Ltd.	4,100	163,426
		7,976,461

Materials 2.8%
Air Products & Chemicals, Inc.	3,209	434,146
Albemarle Corp.	1,588	167,756
Avery Dennison Corp.	1,300	104,780
Ball Corp.	2,459	182,605
CF Industries Holdings, Inc.	3,575	104,926
E.I. du Pont de Nemours & Co.	12,500	1,004,125
Eastman Chemical Co.	2,000	161,600
Ecolab, Inc.	3,897	488,450
FMC Corp.	2,000	139,180
Freeport-McMoRan, Inc. *	20,077	268,229
International Flavors & Fragrances, Inc.	1,100	145,783
International Paper Co.	5,898	299,501
LyondellBasell Industries N.V., Class A	4,863	443,457
Martin Marietta Materials, Inc.	900	196,425
Monsanto Co.	6,362	720,178
Newmont Mining Corp.	7,552	248,914
Nucor Corp.	4,699	280,624
PPG Industries, Inc.	3,908	410,653
Praxair, Inc.	4,062	481,753
Sealed Air Corp.	2,828	123,244
The Dow Chemical Co.	16,405	1,042,374
The Mosaic Co.	5,400	157,572
The Sherwin-Williams Co.	1,193	370,057
Vulcan Materials Co.	1,955	235,538
WestRock Co.	3,628	188,765
		8,400,635

Media 3.2%
CBS Corp., Class B — Non Voting Shares	5,780	400,901
Charter Communications, Inc., Class A *	3,200	1,047,424
Comcast Corp., Class A	69,384	2,608,145
Discovery Communications, Inc., Class A *	1,700	49,453
Discovery Communications, Inc., Class C *	3,900	110,409
DISH Network Corp., Class A *	3,000	190,470
News Corp., Class A	6,448	83,824
News Corp., Class B	2,000	27,000
Omnicom Group, Inc.	3,340	287,941
Scripps Networks Interactive, Inc., Class A	1,500	117,555
TEGNA, Inc.	2,960	75,835
The Interpublic Group of Cos., Inc.	5,697	139,975
The Walt Disney Co.	21,158	2,399,106
Time Warner, Inc.	11,227	1,096,990
Twenty-First Century Fox, Inc., Class A	15,958	516,880
Twenty-First Century Fox, Inc., Class B	6,600	209,748
Viacom, Inc., Class B	4,816	224,522
		9,586,178

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
AbbVie, Inc.	23,609	1,538,362
Agilent Technologies, Inc.	4,601	243,255
Alexion Pharmaceuticals, Inc. *	3,239	392,696
Allergan plc	4,897	1,169,991
Amgen, Inc.	10,803	1,772,448
Biogen, Inc. *	3,186	871,116
Bristol-Myers Squibb Co.	24,273	1,319,966
Celgene Corp. *	11,275	1,402,948
Eli Lilly & Co.	14,105	1,186,372
Gilead Sciences, Inc.	19,161	1,301,415
Illumina, Inc. *	2,100	358,344

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Incyte Corp. *	2,500	334,175
Johnson & Johnson	39,810	4,958,336
Mallinckrodt plc *	1,500	66,855
Merck & Co., Inc.	40,027	2,543,316
Mettler-Toledo International, Inc. *	380	181,986
Mylan N.V. *	6,691	260,882
PerkinElmer, Inc.	1,500	87,090
Perrigo Co., plc	2,034	135,037
Pfizer, Inc.	87,576	2,995,975
Regeneron Pharmaceuticals, Inc. *	1,137	440,599
Thermo Fisher Scientific, Inc.	5,750	883,200
Vertex Pharmaceuticals, Inc. *	3,601	393,769
Waters Corp. *	1,200	187,572
Zoetis, Inc.	7,322	390,775
		25,416,480

Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	1,500	165,780
American Tower Corp.	6,248	759,382
Apartment Investment & Management Co., Class A	2,677	118,725
AvalonBay Communities, Inc.	1,908	350,309
Boston Properties, Inc.	2,309	305,735
CBRE Group, Inc., Class A *	4,900	170,471
Crown Castle International Corp.	5,203	491,423
Digital Realty Trust, Inc.	2,200	234,058
Equinix, Inc.	1,168	467,632
Equity Residential	5,100	317,322
Essex Property Trust, Inc.	1,000	231,530
Extra Space Storage, Inc.	1,700	126,463
Federal Realty Investment Trust	946	126,291
GGP, Inc.	8,600	199,348
HCP, Inc.	7,116	222,588
Host Hotels & Resorts, Inc.	10,460	195,184
Iron Mountain, Inc.	3,787	135,082
Kimco Realty Corp.	6,720	148,445
Mid-America Apartment Communities, Inc.	1,600	162,784
Prologis, Inc.	7,710	399,995
Public Storage	2,152	471,094
Realty Income Corp.	3,900	232,167
Regency Centers Corp.	2,000	132,780
Simon Property Group, Inc.	4,601	791,510
SL Green Realty Corp.	1,500	159,930
The Macerich Co.	1,807	116,371
UDR, Inc.	3,600	130,536
Ventas, Inc.	5,219	339,444
Vornado Realty Trust	2,560	256,793
Welltower, Inc.	5,262	372,655
Weyerhaeuser Co.	11,194	380,372
		8,712,199

Retailing 5.5%
Advance Auto Parts, Inc.	1,000	148,260
Amazon.com, Inc. *	5,820	5,159,663
AutoNation, Inc. *	900	38,061
AutoZone, Inc. *	400	289,220
Bed Bath & Beyond, Inc.	2,316	91,389
Best Buy Co., Inc.	4,221	207,462
CarMax, Inc. *	2,726	161,434
Dollar General Corp.	3,785	263,928
Dollar Tree, Inc. *	3,334	261,586
Expedia, Inc.	1,650	208,180
Foot Locker, Inc.	1,900	142,139
Genuine Parts Co.	2,100	194,061
Kohl's Corp.	2,682	106,770
L Brands, Inc.	3,564	167,864
LKQ Corp. *	4,500	131,715
Security	Number of Shares	Value ($)
Lowe's Cos., Inc.	12,673	1,041,847
Macy's, Inc.	4,322	128,104
Netflix, Inc. *	6,237	921,891
Nordstrom, Inc.	1,750	81,498
O'Reilly Automotive, Inc. *	1,409	380,205
Ross Stores, Inc.	5,678	374,010
Signet Jewelers Ltd.	1,100	76,197
Staples, Inc.	8,250	72,353
Target Corp.	8,376	462,271
The Gap, Inc.	3,476	84,432
The Home Depot, Inc.	17,774	2,609,756
The Priceline Group, Inc. *	709	1,261,999
The TJX Cos., Inc.	9,420	744,934
Tiffany & Co.	1,726	164,488
Tractor Supply Co.	1,900	131,043
TripAdvisor, Inc. *	1,500	64,740
Ulta Salon, Cosmetics & Fragrance, Inc. *	890	253,855
		16,425,355

Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc. *	11,600	168,780
Analog Devices, Inc.	5,226	428,271
Applied Materials, Inc.	15,655	608,980
Broadcom Ltd.	5,874	1,286,171
Intel Corp.	69,184	2,495,467
KLA-Tencor Corp.	2,200	209,154
Lam Research Corp.	2,312	296,768
Microchip Technology, Inc.	3,000	221,340
Micron Technology, Inc. *	15,057	435,147
NVIDIA Corp.	8,768	955,098
Qorvo, Inc. *	1,950	133,692
QUALCOMM, Inc.	21,550	1,235,677
Skyworks Solutions, Inc.	2,600	254,748
Texas Instruments, Inc.	14,768	1,189,710
Xilinx, Inc.	3,513	203,368
		10,122,371

Software & Services 12.8%
Accenture plc, Class A	8,934	1,071,008
Activision Blizzard, Inc.	9,900	493,614
Adobe Systems, Inc. *	7,435	967,517
Akamai Technologies, Inc. *	2,375	141,787
Alliance Data Systems Corp.	816	203,184
Alphabet, Inc., Class A *	4,358	3,694,712
Alphabet, Inc., Class C *	4,340	3,600,290
Autodesk, Inc. *	3,020	261,139
Automatic Data Processing, Inc.	6,615	677,310
CA, Inc.	4,544	144,136
Citrix Systems, Inc. *	2,260	188,461
Cognizant Technology Solutions Corp., Class A *	8,740	520,205
CSRA, Inc.	1,900	55,651
eBay, Inc. *	14,997	503,449
Electronic Arts, Inc. *	4,252	380,639
Facebook, Inc., Class A *	34,553	4,908,254
Fidelity National Information Services, Inc.	4,800	382,176
Fiserv, Inc. *	3,120	359,767
Global Payments, Inc.	2,100	169,428
International Business Machines Corp.	12,678	2,207,747
Intuit, Inc.	3,596	417,100
MasterCard, Inc., Class A	13,886	1,561,758
Microsoft Corp.	113,212	7,456,142
Oracle Corp.	44,362	1,978,989
Paychex, Inc.	4,946	291,319
PayPal Holdings, Inc. *	16,097	692,493
Red Hat, Inc. *	2,474	214,001
salesforce.com, Inc. *	9,769	805,845

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Symantec Corp.	9,187	281,857
Synopsys, Inc. *	2,100	151,473
Teradata Corp. *	1,780	55,394
The Western Union Co.	6,559	133,476
Total System Services, Inc.	2,400	128,304
VeriSign, Inc. *	1,425	124,132
Visa, Inc., Class A	27,084	2,406,955
Yahoo! Inc. *	12,894	598,411
		38,228,123

Technology Hardware & Equipment 5.7%
Amphenol Corp., Class A	4,400	313,148
Apple, Inc.	76,821	11,036,105
Cisco Systems, Inc.	73,161	2,472,842
Corning, Inc.	13,765	371,655
F5 Networks, Inc. *	895	127,600
FLIR Systems, Inc.	1,834	66,537
Harris Corp.	1,800	200,286
Hewlett Packard Enterprise Co.	24,669	584,655
HP, Inc.	24,769	442,870
Juniper Networks, Inc.	5,600	155,848
Motorola Solutions, Inc.	2,449	211,153
NetApp, Inc.	3,900	163,215
Seagate Technology plc	4,279	196,534
TE Connectivity Ltd.	5,232	390,046
Western Digital Corp.	4,061	335,154
Xerox Corp.	14,267	104,720
		17,172,368

Telecommunication Services 2.4%
AT&T, Inc.	89,428	3,715,733
CenturyLink, Inc.	8,685	204,705
Level 3 Communications, Inc. *	4,267	244,158
Verizon Communications, Inc.	59,438	2,897,603
		7,062,199

Transportation 2.2%
Alaska Air Group, Inc.	1,800	165,996
American Airlines Group, Inc.	7,481	316,446
C.H. Robinson Worldwide, Inc.	2,200	170,038
CSX Corp.	13,501	628,472
Delta Air Lines, Inc.	10,922	501,975
Expeditors International of Washington, Inc.	2,600	146,874
FedEx Corp.	3,585	699,613
JB Hunt Transport Services, Inc.	1,192	109,354
Kansas City Southern	1,600	137,216
Norfolk Southern Corp.	4,200	470,274
Ryder System, Inc.	662	49,941
Southwest Airlines Co.	8,873	477,012
Union Pacific Corp.	12,056	1,276,972
United Continental Holdings, Inc. *	4,100	289,624
United Parcel Service, Inc., Class B	10,258	1,100,683
		6,540,490

Utilities 3.2%
AES Corp.	9,089	101,615
Alliant Energy Corp.	3,211	127,188
Ameren Corp.	3,700	201,983
American Electric Power Co., Inc.	7,169	481,255
American Water Works Co., Inc.	2,700	209,979
CenterPoint Energy, Inc.	6,450	177,827
CMS Energy Corp.	4,096	183,255
Consolidated Edison, Inc.	4,535	352,188
Dominion Resources, Inc.	9,126	707,904
DTE Energy Co.	2,738	279,577
Security	Number of Shares	Value ($)
Duke Energy Corp.	10,037	823,134
Edison International	5,080	404,419
Entergy Corp.	2,527	191,951
Eversource Energy	5,036	296,016
Exelon Corp.	13,360	480,693
FirstEnergy Corp.	5,981	190,315
NextEra Energy, Inc.	7,032	902,698
NiSource, Inc.	4,992	118,760
NRG Energy, Inc.	4,386	82,018
PG&E Corp.	7,714	511,901
Pinnacle West Capital Corp.	1,550	129,239
PPL Corp.	9,867	368,927
Public Service Enterprise Group, Inc.	7,414	328,811
SCANA Corp.	2,200	143,770
Sempra Energy	3,631	401,225
The Southern Co.	14,229	708,320
WEC Energy Group, Inc.	4,396	266,529
Xcel Energy, Inc.	6,933	308,172
		9,479,669
Total Common Stock
(Cost $145,570,557)		296,740,858

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.63% (c)	57,482	57,482
Total Other Investment Company
(Cost $57,482)		57,482
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Sumitomo Mitsui Banking Corp.
0.41%, 04/03/17 (d)	1,678,664	1,678,664
Total Short-Term Investment
(Cost $1,678,664)		1,678,664

End of Investments.

At 03/31/17, the tax basis cost of the fund's investments was $149,978,929 and the unrealized appreciation and depreciation were $151,742,440 and ($3,244,365), respectively, with a net unrealized appreciation of $148,498,075.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $55,463.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 03/31/17:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/16/17	20	2,359,200	(1,279)

The following is a summary of the inputs used to value the fund's investments as of March 31, 2017:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$296,740,858	$—	$—	$296,740,858
Other Investment Company[1]	57,482	—	—	57,482
Short-Term Investment[1]	—	1,678,664	—	1,678,664
Total	$296,798,340	$1,678,664	$—	$298,477,004
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($1,279)	$—	$—	($1,279)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2017.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The fund may engage in certain transactions involving affiliates. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares during the report period:
Fund	Balance of Shares Held at 12/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/17	Market Value at 03/31/17	Realized Gains (Losses) 01/01/17 to 03/31/17	Dividends Received 01/01/17 to 03/31/17
Schwab S&P 500 Index Portfolio	17,549	—	—	17,549	$716,175	$—	$1,404
REG47715MAR17

Schwab Annuity Portfolios
Schwab Government Money Market Portfolio™

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
36.0%	Fixed-Rate Obligations	38,897,272	38,897,272
18.5%	Variable-Rate Obligations	20,003,477	20,003,477
0.0%	Other Investment Company	45,600	45,600
43.0%	Repurchase Agreements	46,526,191	46,526,191
97.5%	Total Investments	105,472,540	105,472,540
2.5%	Other Assets and Liabilities, Net		2,665,192
100.0%	Net Assets		108,137,732

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 36.0% of net assets
U.S. Government Agency Debt 33.7%
FEDERAL HOME LOAN BANKS		0.50%		04/12/17	1,500,000	1,499,771
		0.54%		04/19/17	1,000,000	999,730
		0.54%		04/26/17	5,000,000	4,998,142
		0.51%		05/03/17	1,000,000	999,548
		0.53%		05/05/17	1,000,000	999,500
		0.55%		05/10/17	1,000,000	999,407
		0.57%		05/10/17	1,000,000	999,389
		0.59%		05/12/17	1,000,000	999,328
		0.55%		05/25/17	250,000	249,794
		0.63%		06/07/17	1,000,000	998,837
		0.64%		06/09/17	2,000,000	1,997,551
		0.79%		06/21/17	1,000,000	998,234
		0.79%		06/28/17	1,000,000	998,071
		0.67%		06/29/17	2,000,000	1,996,687
		0.80%		07/12/17	1,000,000	997,733
		0.62%		07/14/17	2,700,000	2,695,164
		0.66%		07/17/17	1,000,000	998,038
		0.62%		07/19/17	1,800,000	1,796,632
		0.64%		07/21/17	2,000,000	1,996,072
		0.83%		07/24/17	400,000	398,955
		0.70%		08/11/17	1,000,000	997,433
		0.67%		08/16/17	2,000,000	1,994,901
		0.67%		08/18/17	1,000,000	997,413
1

Schwab Government Money Market Portfolio
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.70%		08/23/17	1,000,000	997,220
		0.68%		08/25/17	1,000,000	997,226
		0.75%		09/08/17	700,000	699,449
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.75%		07/14/17	100,000	99,974
		0.83%		08/08/17	1,000,000	997,026
						36,397,225
U.S. Treasury Debt 2.3%
UNITED STATES TREASURY		0.88%		04/15/17	1,000,000	1,000,140
		0.75%		06/30/17	1,000,000	999,886
		1.00%		12/15/17	500,000	500,021
						2,500,047
Total Fixed-Rate Obligations
(Cost $38,897,272)						38,897,272

Variable-Rate Obligations 18.5% of net assets
U.S. Government Agency Debt 17.6%
FEDERAL HOME LOAN BANKS		0.57%		04/21/17	3,000,000	2,999,998
		0.75%		05/24/17	5,000,000	5,000,000
		0.59%	04/17/17	07/17/17	500,000	500,013
		0.95%	05/02/17	11/02/17	1,000,000	999,779
		0.97%	04/02/17	01/02/18	1,000,000	1,002,210
		0.66%	05/09/17	02/09/18	1,000,000	1,000,000
		0.89%	05/26/17	02/26/18	1,000,000	1,000,000
		0.80%	04/12/17	04/12/18	1,000,000	1,000,367
		0.69%	05/15/17	05/15/18	1,000,000	1,000,024
		0.90%	04/20/17	07/20/18	1,000,000	1,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION		1.02%		04/27/17	1,500,000	1,500,188
		0.92%	04/13/17	11/13/17	1,000,000	1,000,000
		0.98%	04/08/17	01/08/18	1,000,000	1,000,000
						19,002,579
U.S. Treasury Debt 0.9%
UNITED STATES TREASURY		0.86%	04/03/17	07/31/17	500,000	500,054
		0.97%	04/03/17	04/30/18	500,000	500,844
						1,000,898
Total Variable-Rate Obligations
(Cost $20,003,477)						20,003,477
2

Schwab Government Money Market Portfolio
Portfolio Holdings (Unaudited) continued

Security	Footnotes	Rate			Number of Shares	Value ($)
Other Investment Company 0.0% of net assets
Money Market Fund 0.0%
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND, PREMIER CLASS	(a)	0.62%	n/a	n/a	45,600	45,600
Total Other Investment Company
(Cost $45,600)						45,600
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 43.0% of net assets
U.S. Government Agency Repurchase Agreements* 33.8%
BANK OF NOVA SCOTIA
Issued 3/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $1,572,083, 2.76% - 4.00%, due 02/01/44 - 02/01/45)		0.81%		04/03/17	1,526,294	1,526,191
BNP PARIBAS SA
Issued 3/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $1,030,069, 2.77% - 3.50%, due 10/01/26 - 12/01/45)		0.80%		04/03/17	1,000,067	1,000,000
DEUTSCHE BANK SECURITIES INC
Issued 3/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $10,200,030, 0.00% - 2.00%, due 05/25/17 - 01/15/26)		0.82%		04/03/17	10,000,683	10,000,000
GOLDMAN SACHS & CO
Issued 3/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $3,120,000, 3.50% - 4.00%, due 02/01/18 - 06/01/25)		0.80%		04/03/17	3,000,200	3,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 3/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $15,450,001, 3.00%, due 08/20/45)		0.83%		04/03/17	15,001,038	15,000,000
MIZUHO SECURITIES USA INC
Issued 3/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $1,020,018, 0.00%, due 08/03/17)		0.81%		04/03/17	1,000,068	1,000,000
WELLS FARGO SECURITIES LLC
Issued 3/31/17, repurchase date 04/03/17 (Collateralized by U.S. Government Agency Securities valued at $5,200,351, 4.00%, due 03/01/47)		0.81%		04/03/17	5,000,338	5,000,000
						36,526,191
3

Schwab Government Money Market Portfolio
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
U.S. Treasury Repurchase Agreement 9.2%
JP MORGAN SECURITIES LLC
Issued 3/31/17, repurchase date 04/03/17 (Collateralized by U.S. Treasury Securities valued at $10,200,047, 1.25% - 3.50%, due 01/31/20 - 02/01/47)		0.80%		04/03/17	10,000,667	10,000,000
Total Repurchase Agreements
(Cost $46,526,191)						46,526,191

End of Investments.

At 03/31/17, the tax basis cost of the fund's investments was $105,472,540.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of March 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$38,897,272	$—	$38,897,272
Variable-Rate Obligations[1]	—	20,003,477	—	20,003,477
Other Investment Companies[1]	45,600	—	—	45,600
Repurchase Agreements[1]	—	46,526,191	—	46,526,191
Total	$45,600	$105,426,940	$—	$105,472,540
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
4

Schwab Government Money Market Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG47713MAR17
5

Schwab Annuity Portfolios
Schwab MarketTrack Growth Portfolio II™

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.3%	Other Investment Companies	16,535,973	27,086,588
1.8%	Short-Term Investments	505,754	505,754
100.1%	Total Investments	17,041,727	27,592,342
(0.1%)	Other Assets and Liabilities, Net		(25,928)
100.0%	Net Assets		27,566,414

Security	Number of Shares	Value ($)
Other Investment Companies 98.3% of net assets

Equity Funds 80.6%
International 20.2%
Schwab International Index Fund (a)	301,751	5,567,313
Large-Cap 40.2%
Schwab 1000 Index Fund (a)	49,565	2,817,781
Schwab S&P 500 Index Fund (a)	226,027	8,249,971
		11,067,752
Small-Cap 20.2%
Schwab Small-Cap Index Fund (a)	193,526	5,573,536
		22,208,601

Fixed-Income Funds 14.6%
Intermediate-Term Bond 14.6%
Schwab Total Bond Market Fund (a)	426,876	4,016,906
Schwab U.S. Aggregate Bond Index Fund *(a)	2,000	19,981
		4,036,887

Money Market Fund 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.87% (a)(b)	840,847	841,100
Total Other Investment Companies
(Cost $16,535,973)		27,086,588
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.8% of net assets

Time Deposits 1.8%
BNP Paribas
0.41%, 04/03/17 (c)	229,835	229,835
Sumitomo Mitsui Banking Corp.
0.41%, 04/03/17 (c)	275,919	275,919
Total Short-Term Investments
(Cost $505,754)		505,754

End of Investments.

At 03/31/17, the tax basis cost of the fund's investments was $17,739,398 and the unrealized appreciation and depreciation were $9,853,003 and ($59), respectively, with a net unrealized appreciation of $9,852,944.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of March 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$27,086,588	$—	$—	$27,086,588
Short-Term Investments[1]	—	505,754	—	505,754
Total	$27,086,588	$505,754	$—	$27,592,342
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
1

Schwab MarketTrack Growth Portfolio II
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2

Schwab MarketTrack Growth Portfolio II
Notes to Portfolio Holdings (continued)

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund's transactions with their affiliated underlying funds during the period ended March 31, 2017:
Underlying Funds	Balance of Shares Held at 12/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/17	Market Value at 03/31/17	Realized Gains (Losses) 01/01/17 to 03/31/17	Distributions Received* 01/01/17 to 03/31/17
Schwab 1000 Index Fund	50,270	—	(705)	49,565	$2,817,781	$1,806	$—
Schwab International Index Fund	315,014	—	(13,263)	301,751	5,567,313	12,704	—
Schwab S&P 500 Index Fund	236,064	—	(10,037)	226,027	8,249,971	116,791	—
Schwab Small-Cap Index Fund	193,526	—	—	193,526	5,573,536	—	—
Schwab Total Bond Market Fund	424,340	2,536	—	426,876	4,016,906	—	23,800
Schwab U.S. Aggregate Bond Index Fund	—	2,000	—	2,000	19,981	—	38
Schwab Variable Share Price Money Fund, Ultra Shares	839,584	1,263	—	840,847	841,100	—	1,604
Total					$27,086,588	$131,301	$25,442
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
REG47714MAR17
3

Schwab Annuity Portfolios
Schwab VIT Balanced Portfolio

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
98.1%	Other Investment Companies	53,328,923	56,602,299
2.6%	Short-Term Investments	1,486,830	1,486,830
100.7%	Total Investments	54,815,753	58,089,129
(0.7%)	Other Assets and Liabilities, Net		(405,457)
100.0%	Net Assets		57,683,672

Security	Number of Shares	Value ($)
Other Investment Companies 98.1% of net assets

U.S. Stocks 20.1%
Large-Cap 15.0%
Schwab U.S. Large-Cap ETF (a)	154,040	8,667,831
Micro-Cap 1.0%
iShares Micro-Cap ETF	6,793	581,820
Small-Cap 4.1%
Schwab U.S. Small-Cap ETF (a)	37,061	2,334,102
		11,583,753

International Stocks 18.3%
Developed-Market Large-Cap 11.3%
Schwab International Equity ETF (a)	216,941	6,480,028
Developed-Market Small-Cap 2.0%
Schwab International Small-Cap Equity ETF (a)	37,382	1,171,178
Emerging-Market 5.0%
Schwab Emerging Markets Equity ETF (a)	121,047	2,901,496
		10,552,702

Real Assets 8.7%
Commodity 2.9%
Credit Suisse Commodity Return Strategy Fund, Class I *	339,612	1,691,267
Real Estate 5.8%
Schwab U.S. REIT ETF (a)	81,350	3,317,453
		5,008,720

Fixed Income 38.0%
Inflation-Protected Bond 2.0%
Schwab U.S. TIPS ETF (a)	20,379	1,131,646
Intermediate-Term Bond 34.0%
Schwab U.S. Aggregate Bond ETF (a)	379,291	19,643,481
Security	Number of Shares	Value ($)
International Developed-Market Bond 2.0%
SPDR Bloomberg Barclays International Treasury Bond ETF *	43,303	1,153,592
		21,928,719

Money Market Fund 13.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.87% (a)(b)	7,526,147	7,528,405
Total Other Investment Companies
(Cost $53,328,923)		56,602,299
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.6% of net assets

Time Deposits 2.6%
BNP Paribas
0.41%, 04/03/17 (c)	576,963	576,963
Sumitomo Mitsui Banking Corp.
0.41%, 04/03/17 (c)	576,963	576,963
Wells Fargo
0.41%, 04/03/17 (c)	332,904	332,904
Total Short-Term Investments
(Cost $1,486,830)		1,486,830

End of Investments.

At 03/31/17, the tax basis cost of the fund's investments was $55,155,563 and the unrealized appreciation and depreciation were $3,896,408 and ($962,842), respectively, with a net unrealized appreciation of $2,933,566.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor's Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

1

Schwab VIT Balanced Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of March 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$56,602,299	$—	$—	$56,602,299
Short-Term Investments[1]	—	1,486,830	—	1,486,830
Total	$56,602,299	$1,486,830	$—	$58,089,129
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
2

Schwab VIT Balanced Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
3

Schwab VIT Balanced Portfolio
Notes to Portfolio Holdings (continued)

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund's transactions with their affiliated underlying funds during the period ended March 31, 2017:
Underlying Funds	Balance of Shares Held at 12/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/17	Market Value at 03/31/17	Realized Gains (Losses) 01/01/17 to 03/31/17	Distributions Received* 01/01/17 to 03/31/17
Schwab Emerging Markets Equity ETF	124,405	—	(3,358)	121,047	$2,901,496	($5,068)	$—
Schwab International Equity ETF	221,738	—	(4,797)	216,941	6,480,028	(11,672)	—
Schwab International Small-Cap Equity ETF	37,382	—	—	37,382	1,171,178	—	—
Schwab U.S. Aggregate Bond ETF	371,730	8,717	(1,156)	379,291	19,643,481	(2,027)	77,846
Schwab U.S. Large-Cap ETF	161,199	1,960	(9,119)	154,040	8,667,831	80,195	36,590
Schwab U.S. REIT ETF	85,521	—	(4,171)	81,350	3,317,453	14,093	9,030
Schwab U.S. Small-Cap ETF	39,408	964	(3,311)	37,061	2,334,102	36,729	6,183
Schwab U.S. TIPS ETF	20,379	—	—	20,379	1,131,646	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	7,514,841	11,306	—	7,526,147	7,528,405	—	14,356
Total					$53,175,620	$112,250	$144,005
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
REG68012MAR17
4

Schwab Annuity Portfolios
Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	121,128,450	131,422,706
1.8%	Short-Term Investments	2,341,887	2,341,887
99.7%	Total Investments	123,470,337	133,764,593
0.3%	Other Assets and Liabilities, Net		446,789
100.0%	Net Assets		134,211,382

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets

U.S. Stocks 29.1%
Large-Cap 22.2%
Schwab U.S. Large-Cap ETF (a)	529,620	29,801,717
Micro-Cap 1.0%
iShares Micro-Cap ETF	15,838	1,356,525
Small-Cap 5.9%
Schwab U.S. Small-Cap ETF (a)	125,879	7,927,859
		39,086,101

International Stocks 26.5%
Developed-Market Large-Cap 17.3%
Schwab International Equity ETF (a)	775,884	23,175,655
Developed-Market Small-Cap 3.0%
Schwab International Small-Cap Equity ETF (a)	128,812	4,035,680
Emerging-Market 6.2%
Schwab Emerging Markets Equity ETF (a)	349,617	8,380,319
		35,591,654

Real Assets 9.7%
Commodity 3.9%
Credit Suisse Commodity Return Strategy Fund, Class I *	1,055,623	5,257,004
Real Estate 5.8%
Schwab U.S. REIT ETF (a)	189,756	7,738,250
		12,995,254

Fixed Income 29.8%
Inflation-Protected Bond 2.0%
Schwab U.S. TIPS ETF (a)	48,635	2,700,702
Security	Number of Shares	Value ($)
Intermediate-Term Bond 26.8%
Schwab U.S. Aggregate Bond ETF (a)	694,117	35,948,319
International Developed-Market Bond 1.0%
SPDR Bloomberg Barclays International Treasury Bond ETF *	48,965	1,304,428
		39,953,449

Money Market Fund 2.8%
Schwab Variable Share Price Money Fund, Ultra Shares 0.87% (a)(b)	3,795,109	3,796,248
Total Other Investment Companies
(Cost $121,128,450)		131,422,706
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.8% of net assets

Time Deposits 1.8%
BNP Paribas
0.41%, 04/03/17 (c)	998,644	998,644
Sumitomo Mitsui Banking Corp.
0.41%, 04/03/17 (c)	1,343,243	1,343,243
Total Short-Term Investments
(Cost $2,341,887)		2,341,887

End of Investments.

At 03/31/17, the tax basis cost of the fund's investments was $124,016,542 and the unrealized appreciation and depreciation were $12,143,273 and ($2,395,222), respectively, with a net unrealized appreciation of $9,748,051.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor's Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

1

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of March 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$131,422,706	$—	$—	$131,422,706
Short-Term Investments[1]	—	2,341,887	—	2,341,887
Total	$131,422,706	$2,341,887	$—	$133,764,593
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
2

Schwab VIT Balanced with Growth Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
3

Schwab VIT Balanced with Growth Portfolio
Notes to Portfolio Holdings (continued)

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund's transactions with their affiliated underlying funds during the period ended March 31, 2017:
Underlying Funds	Balance of Shares Held at 12/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/17	Market Value at 03/31/17	Realized Gains (Losses) 01/01/17 to 03/31/17	Distributions Received* 01/01/17 to 03/31/17
Schwab Emerging Markets Equity ETF	365,522	—	(15,905)	349,617	$8,380,319	($35,590)	$—
Schwab International Equity ETF	812,213	—	(36,329)	775,884	23,175,655	(111,188)	—
Schwab International Small-Cap Equity ETF	131,875	—	(3,063)	128,812	4,035,680	(7,263)	—
Schwab U.S. Aggregate Bond ETF	699,249	4,484	(9,616)	694,117	35,948,319	(20,396)	143,719
Schwab U.S. Large-Cap ETF	551,656	—	(22,036)	529,620	29,801,717	111,835	127,427
Schwab U.S. REIT ETF	198,976	—	(9,220)	189,756	7,738,250	9,594	21,063
Schwab U.S. Small-Cap ETF	132,478	—	(6,599)	125,879	7,927,859	62,251	21,563
Schwab U.S. TIPS ETF	49,142	—	(507)	48,635	2,700,702	(735)	—
Schwab Variable Share Price Money Fund, Ultra Shares	3,789,408	5,701	—	3,795,109	3,796,248	—	7,239
Total					$123,504,749	$8,508	$321,011
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
REG68013MAR17
4

Schwab Annuity Portfolios
Schwab VIT Growth Portfolio

Portfolio Holdings as of March 31, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Holdings by Category		Cost ($)	Value ($)
97.2%	Other Investment Companies	120,738,870	134,892,629
2.9%	Short-Term Investments	3,945,052	3,945,052
100.1%	Total Investments	124,683,922	138,837,681
(0.1%)	Other Assets and Liabilities, Net		(119,860)
100.0%	Net Assets		138,717,821

Security	Number of Shares	Value ($)
Other Investment Companies 97.2% of net assets

U.S. Stocks 38.0%
Large-Cap 29.0%
Schwab U.S. Large-Cap ETF (a)	714,065	40,180,438
Micro-Cap 2.0%
iShares Micro-Cap ETF	32,545	2,787,479
Small-Cap 7.0%
Schwab U.S. Small-Cap ETF (a)	154,941	9,758,184
		52,726,101

International Stocks 34.5%
Developed-Market Large-Cap 21.3%
Schwab International Equity ETF (a)	988,049	29,513,024
Developed-Market Small-Cap 5.0%
Schwab International Small-Cap Equity ETF (a)	221,665	6,944,764
Emerging-Market 8.2%
Schwab Emerging Markets Equity ETF (a)	477,101	11,436,111
		47,893,899

Real Assets 9.6%
Commodity 3.8%
Credit Suisse Commodity Return Strategy Fund, Class I *	1,043,860	5,198,423
Real Estate 5.8%
Schwab U.S. REIT ETF (a)	197,143	8,039,492
		13,237,915

Fixed Income 12.9%
Inflation-Protected Bond 0.9%
Schwab U.S. TIPS ETF (a)	22,876	1,270,304
Security	Number of Shares	Value ($)
Intermediate-Term Bond 12.0%
Schwab U.S. Aggregate Bond ETF (a)	321,799	16,665,970
		17,936,274

Money Market Fund 2.2%
Schwab Variable Share Price Money Fund, Ultra Shares 0.87% (a)(b)	3,097,510	3,098,440
Total Other Investment Companies
(Cost $120,738,870)		134,892,629
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.9% of net assets

Time Deposits 2.9%
Bank of Tokyo-Mitsubishi UFJ
0.41%, 04/03/17 (c)	1,167,134	1,167,134
BNP Paribas
0.41%, 04/03/17 (c)	1,388,959	1,388,959
Sumitomo Mitsui Banking Corp.
0.41%, 04/03/17 (c)	1,388,959	1,388,959
Total Short-Term Investments
(Cost $3,945,052)		3,945,052

End of Investments.

At 03/31/17, the tax basis cost of the fund's investments was $125,614,163 and the unrealized appreciation and depreciation were $14,993,134 and ($1,769,616), respectively, with a net unrealized appreciation of $13,223,518.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

1

Schwab VIT Growth Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of March 31, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$134,892,629	$—	$—	$134,892,629
Short-Term Investments[1]	—	3,945,052	—	3,945,052
Total	$134,892,629	$3,945,052	$—	$138,837,681
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
2

Schwab VIT Growth Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
3

Schwab VIT Growth Portfolio
Notes to Portfolio Holdings (continued)

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund's transactions with their affiliated underlying funds during the period ended March 31, 2017:
Underlying Funds	Balance of Shares Held at 12/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/17	Market Value at 03/31/17	Realized Gains (Losses) 01/01/17 to 03/31/17	Distributions Received* 01/01/17 to 03/31/17
Schwab Emerging Markets Equity ETF	478,882	3,844	(5,625)	477,101	$11,436,111	($8,411)	$—
Schwab International Equity ETF	985,595	7,881	(5,427)	988,049	29,513,024	(12,131)	—
Schwab International Small-Cap Equity ETF	219,885	1,780	—	221,665	6,944,764	—	—
Schwab U.S. Aggregate Bond ETF	300,053	21,746	—	321,799	16,665,970	—	65,835
Schwab U.S. Large-Cap ETF	713,754	12,661	(12,350)	714,065	40,180,438	62,858	170,805
Schwab U.S. REIT ETF	195,611	1,532	—	197,143	8,039,492	—	21,883
Schwab U.S. Small-Cap ETF	153,742	1,199	—	154,941	9,758,184	—	26,541
Schwab U.S. TIPS ETF	22,683	193	—	22,876	1,270,304	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	3,092,857	4,653	—	3,097,510	3,098,440	—	5,908
Total					$126,906,727	$42,316	$290,972
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
REG68014MAR17
4

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	May 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	May 15, 2017

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	May 15, 2017